Note 45 (Tables)	12 Months Ended
Dec. 31, 2025
Depreciation And Amortisation Exasfpense [Abstract]
Depreciation And Amortisation Expense [Table Text Block]
The breakdown of the balance under this heading in the consolidated income statements for the years ended December 31, 2025, 2024 and 2023 is as follows:

DEPRECIATION AND AMORTIZATION (MILLIONS OF EUROS)

	Notes	2025	2024	2023
Tangible assets	17	946	972	867
For own use		607	623	547
Right-of-use assets		335	343	317
Investment properties and other		4	5	3
Intangible assets	18.2	575	561	536
Total		1,521	1,533	1,403